Stock-Based Compensation Plans (Summary of Activities Regarding Stock Acquisition Rights Plan) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Number of shares
Exercised	720,500	948,500	134,800
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	16,408,500
Granted	2,342,000
Exercised	720,500
Forfeited or expired	2,251,800
Outstanding at end of the fiscal year	15,778,200	16,408,500
Exercisable at end of the fiscal year	11,558,300
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 3,358
Granted	3,355
Exercised	2,190
Forfeited or expired	3,976
Outstanding at end of the fiscal year	3,188	¥ 3,358
Exercisable at end of the fiscal year	¥ 3,319
Weighted-average remaining life
Outstanding at end of the fiscal year	5 years 3 months 26 days
Exercisable at end of the fiscal year	3 years 11 months 12 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 5,246
Exercisable at end of the fiscal year	¥ 4,133